Other Long-term Assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Assets	OTHER LONG-TERM ASSETS

($ millions)	2021	2020
Long-term investments	—	2.5
Other receivables	6.4	15.7
Other long-term assets	6.4	18.2
a) Long-term investments

($ millions)	2021	2020
Investments in public companies, beginning of year	2.5	6.7
Gain (loss) recognized in other income	10.1	(4.2)
Dispositions	(12.6)	—
Investments in public companies, end of year	—	2.5
Public companies
During the year ended December 31, 2021, the Company disposed of its common shares in a publicly traded oil and gas company. The investment was classified as financial assets at fair value through profit or loss and was fair valued at each period with the resulting gain or loss recorded in net income. At December 31, 2020, the investment was recorded at a fair value of $2.5 million which was $3.1 million less than the original cost of the investments.
b)Other receivables
At December 31, 2021, the Company had investment tax credits of $6.4 million (December 31, 2020 - $15.7 million).